Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Changes in Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Financial assets at fair value through other comprehensive income - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	₩ 674,850	₩ 502,443
Acquisition	0	4,000
Disposal	(3,101)	(170)
Valuation	212,337	162,565
Others	1,087	6,012
Ending Balance	885,173	674,850
Listed equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	360,096	285,054
Acquisition	0	0
Disposal	(3,091)	(170)
Valuation	160,245	73,891
Others	1	1,321
Ending Balance	517,251	360,096
Unlisted equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	309,709	212,762
Acquisition	0	4,000
Disposal	(10)	0
Valuation	52,343	88,256
Others	1,086	4,691
Ending Balance	363,128	309,709
Corporate bond
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	5,045	4,627
Acquisition	0	0
Disposal	0	0
Valuation	(251)	418
Others	0	0
Ending Balance	4,794	5,045
Listed and unlisted equity securties
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	669,805	497,816
Acquisition	0	4,000
Disposal	(3,101)	(170)
Valuation	212,588	162,147
Others	1,087	6,012
Ending Balance	880,379	669,805
Current Financial assets at fair value through other comprehensive income category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	0	0
Acquisition	0	0
Disposal	0	0
Valuation	0	0
Others	0	0
Ending Balance	0	0
Non-Current Financial assets at fair value through other comprehensive income category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	674,850	502,443
Acquisition	0	4,000
Disposal	(3,101)	(170)
Valuation	212,337	162,565
Others	1,087	6,012
Ending Balance	₩ 885,173	₩ 674,850